                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8920

                          Clarion CMBS Value Fund, Inc.
               (Exact name of registrant as specified in charter)

                                 230 Park Avenue
                               New York, NY 10169
               (Address of principal executive offices) (Zip code)

                                  Daniel Heflin
                          Clarion CMBS Value Fund, Inc.
                                 230 Park Avenue
                               New York, NY 10169
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-883-2500

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Shareholders.

Attached hereto.

--------------------------------------------------------------------------------
CLARION CMBS VALUE FUND, INC.
--------------------------------------------------------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Yuriy Zubatyy
Chief Compliance Officer

Stephen C. Asheroff
Director

Steven N. Fayne
Director

I. Trevor Rozowsky
Director

--------------------------------------------------------------------------------

Investment Adviser
   ING Clarion Capital
   230 Park Avenue
   New York, NY 10169

--------------------------------------------------------------------------------

Administrator
   The Bank of New York
   101 Barclay Street
   New York, NY 10286

--------------------------------------------------------------------------------

Custodian
   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746

--------------------------------------------------------------------------------

================================================================================

                               CLARION CMBS VALUE
                                   FUND, INC.

================================================================================

                                  Annual Report
                                October 31, 2004

                          CLARION CMBS VALUE FUND, INC.
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500

December 2004

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,

Enclosed is the Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2003 through October 31, 2004. As of October 31, 2004, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $339,586,737 which included investments in 92 fixed income securities, with a net investment value of $336,223,908. The Master Fund also had $3,362,829 of other assets (including cash and cash equivalents) net of liabilities.

For the twelve months ending October 31, 2004, the Fund generated a net total return of 14.88% compared to a return of 5.54% for the Lehman Brothers Aggregate Bond Index and 12.97% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.63% compared to an annual return of 6.70% for the Lehman Brothers Aggregate Bond Index and 8.47% for the CSFB High Yield Index.

Market Summary

During 2004, new issue supply of approximately $76 billion through October 31, 2004 brought the CMBS market capitalization to approximately $550 billion. During this period, delinquencies of loans underlying CMBS transactions increased slightly, reaching 2.553%. However, there continues to be a clear demarcation between the best deals and the worst deals. The best performing quartile had average delinquencies of 0.003% and the worst performing quartile had average delinquencies of 7.302%.

During 2005, ING Clarion believes that new issue supply will remain strong. ING Clarion believes the commercial property markets will continue to stabilize, following several years of soft fundamentals. According to CoStar, as of the third quarter 2004, the office market posted a decrease in direct vacancy for the second consecutive quarter. Sublet vacant space has been declining since the first quarter of 2002, but direct vacancy has only come down in the last two quarters. However, rent growth remains flat in most markets. We continue to believe that properties financed in the peak of the cycle have significant exposure to lease roll-over risk in the near term and will experience considerable weakening in credit quality.

Portfolio Summary

From a credit perspective, the average credit rating of the Master Fund is BBB-. Since November 1, 2003, twenty nine securities have been upgraded and there was one downgrade. For the twelve months ended October 31, 2004, the Fund made monthly distributions to shareholders at an annual rate of 7.81%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.19%.

With regard to term structure exposure versus the benchmark, at October 31, 2004, the portfolio had a weighted average life of 7.20 years, while the Lehman Brothers Aggregate Bond Index had a weighted average life of 7.09 years and the CSFB High Yield Index had a weighted average life of 5.69 years. The modified duration of the Fund was 5.21 years, while the Lehman Brothers Aggregate Bond Index had a modified duration of 4.30 years and the CSFB High Yield Index had a modified duration of 3.93 years.

As of October 31, 2004, the portfolio was constructed of 28.23% investment grade securities and 71.77% below-investment grade securities. The Fund's spread to Treasuries was 396 basis points, while the Lehman Brothers Aggregate Bond Index spread to Treasuries was 83 basis points and the CSFB High Yield Index spread to Treasuries was 408 basis points. ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Bond Index, as well as the CSFB High Yield Index, over full market cycles.

If you have any questions regarding the Fund, please call me or Patrick McGinness at 212-883-2500.

Daniel Heflin
President

Performance Information

   Growth in Value of a $10,000 Investment in the Clarion CMBS Value Fund, the
       Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index

                             [GRAPHIC APPEARS HERE]

  12/31/94                              $10,000   $10,000   $10,000
 1/31/1995     1.71%    1.98%    1.05%  $10,171   $10,198   $10,105
 2/28/1995     4.21%    4.41%    3.54%  $10,421   $10,441   $10,354
 3/31/1995     5.12%    5.04%    4.71%  $10,512   $10,504   $10,471
 4/30/1995     6.55%    6.51%    7.03%  $10,655   $10,651   $10,703
 5/31/1995    10.96%   10.64%   10.05%  $11,096   $11,064   $11,005
 6/30/1995    11.99%   11.44%   10.77%  $11,199   $11,144   $11,077
 7/31/1995    11.47%   11.20%   12.49%  $11,147   $11,120   $11,249
 8/31/1995    12.62%   12.54%   12.81%  $11,262   $11,254   $11,281
 9/30/1995    13.89%   13.64%   14.10%  $11,389   $11,364   $11,410
10/31/1995    15.69%   15.11%   15.37%  $11,569   $11,511   $11,537
11/30/1995    17.72%   16.84%   15.91%  $11,772   $11,684   $11,591
12/31/1995    19.68%   18.48%   17.38%  $11,968   $11,848   $11,738
 1/31/1996    20.69%   19.26%   19.62%  $12,069   $11,926   $11,962
 2/29/1996    19.00%   17.18%   20.25%  $11,900   $11,718   $12,025
 3/31/1996    18.54%   16.36%   19.92%  $11,854   $11,636   $11,992
 4/30/1996    18.31%   15.71%   20.57%  $11,831   $11,571   $12,057
 5/31/1996    18.77%   15.48%   21.55%  $11,877   $11,548   $12,155
 6/30/1996    19.94%   17.03%   21.82%  $11,994   $11,703   $12,182
 7/31/1996    20.52%   17.34%   22.91%  $12,052   $11,734   $12,291
 8/31/1996    22.30%   17.14%   24.25%  $12,230   $11,714   $12,425
 9/30/1996    23.85%   19.18%   26.39%  $12,385   $11,918   $12,639
10/31/1996    27.54%   21.83%   27.45%  $12,754   $12,183   $12,745
11/30/1996    30.85%   23.91%   29.44%  $13,085   $12,391   $12,944
12/31/1996    30.58%   22.76%   31.96%  $13,058   $12,276   $13,196
 1/31/1997    30.84%   23.14%   32.93%  $13,084   $12,314   $13,293
 2/28/1997    33.06%   23.45%   35.43%  $13,306   $12,345   $13,543
 3/31/1997    32.76%   22.08%   33.91%  $13,276   $12,208   $13,391
 4/30/1997    36.18%   23.91%   35.10%  $13,618   $12,391   $13,510
 5/31/1997    38.34%   25.09%   37.82%  $13,834   $12,509   $13,782
 6/30/1997    41.43%   26.57%   39.69%  $14,143   $12,657   $13,969
 7/31/1997    38.92%   29.99%   42.65%  $13,892   $12,999   $14,265
 8/31/1997    38.91%   28.89%   43.42%  $13,891   $12,889   $14,342
 9/30/1997    42.58%   30.79%   46.26%  $14,258   $13,079   $14,626
10/31/1997    44.95%   32.69%   46.25%  $14,495   $13,269   $14,625
11/30/1997    44.88%   33.30%   47.29%  $14,488   $13,330   $14,729
12/31/1997    45.00%   34.65%   48.63%  $14,500   $13,465   $14,863
 1/31/1998    48.04%   36.37%   51.15%  $14,804   $13,637   $15,115
 2/28/1998    48.14%   36.26%   52.33%  $14,814   $13,626   $15,233
 3/31/1998    49.42%   36.72%   53.09%  $14,942   $13,672   $15,309
 4/30/1998    48.69%   37.44%   54.24%  $14,869   $13,744   $15,424
 5/31/1998    50.22%   38.74%   54.70%  $15,022   $13,874   $15,470
 6/30/1998    51.54%   39.92%   55.03%  $15,154   $13,992   $15,503
 7/31/1998    51.70%   40.21%   56.11%  $15,170   $14,021   $15,611
 8/31/1998    52.76%   42.50%   45.51%  $15,276   $14,250   $14,551
 9/30/1998    54.12%   45.83%   45.50%  $15,412   $14,583   $14,550
10/31/1998    47.19%   45.06%   42.60%  $14,719   $14,506   $14,260
11/30/1998    45.19%   45.89%   49.83%  $14,519   $14,589   $14,983
12/31/1998    46.82%   46.33%   49.49%  $14,682   $14,633   $14,949
 1/31/1999    48.07%   47.36%   50.89%  $14,807   $14,736   $15,089
 2/28/1999    46.42%   44.79%   50.58%  $14,642   $14,479   $15,058
 3/31/1999    47.65%   45.58%   51.95%  $14,765   $14,558   $15,195
 4/30/1999    48.66%   46.05%   55.31%  $14,866   $14,605   $15,531
 5/31/1999    49.94%   44.76%   53.63%  $14,994   $14,476   $15,363
 6/30/1999    49.80%   44.30%   53.71%  $14,980   $14,430   $15,371
 7/31/1999    49.72%   43.69%   53.78%  $14,972   $14,369   $15,378
 8/31/1999    49.84%   43.62%   52.41%  $14,984   $14,362   $15,241
 9/30/1999    51.66%   45.29%   51.24%  $15,166   $14,529   $15,124
10/31/1999    51.75%   45.83%   50.50%  $15,175   $14,583   $15,050
11/30/1999    52.19%   45.81%   52.55%  $15,219   $14,581   $15,255
12/31/1999    53.29%   45.11%   54.39%  $15,329   $14,511   $15,439
 1/31/2000    53.18%   44.63%   53.77%  $15,318   $14,463   $15,377
 2/29/2000    56.95%   46.38%   54.73%  $15,695   $14,638   $15,473
 3/31/2000    60.35%   48.31%   52.41%  $16,035   $14,831   $15,241
 4/30/2000    60.21%   47.88%   52.18%  $16,021   $14,788   $15,218
 5/31/2000    61.22%   47.81%   49.74%  $16,122   $14,781   $14,974
 6/30/2000    64.71%   50.88%   53.10%  $16,471   $15,088   $15,310
 7/31/2000    66.56%   52.26%   54.54%  $16,656   $15,226   $15,454
 8/31/2000    69.77%   54.47%   55.57%  $16,977   $15,447   $15,557
 9/30/2000    71.29%   55.44%   54.14%  $17,129   $15,544   $15,414
10/31/2000    73.13%   56.46%   49.35%  $17,313   $15,646   $14,935
11/30/2000    76.76%   59.03%   43.46%  $17,676   $15,903   $14,346
12/31/2000    77.08%   61.99%   46.35%  $17,708   $16,199   $14,635
 1/31/2001    79.54%   64.63%   55.11%  $17,954   $16,463   $15,511
 2/28/2001    81.72%   66.06%   56.68%  $18,172   $16,606   $15,668
 3/31/2001    83.12%   66.89%   53.56%  $18,312   $16,689   $15,356
 4/30/2001    80.92%   66.19%   51.96%  $18,092   $16,619   $15,196
 5/31/2001    82.26%   67.19%   55.00%  $18,226   $16,719   $15,500
 6/30/2001    83.67%   67.82%   52.60%  $18,367   $16,782   $15,260
 7/31/2001    88.58%   71.58%   54.23%  $18,858   $17,158   $15,423
 8/31/2001    91.07%   73.56%   56.39%  $19,107   $17,356   $15,639
 9/30/2001    89.20%   75.57%   46.53%  $18,920   $17,557   $14,653
 10/1/2001    93.58%   79.24%   49.87%  $19,358   $17,924   $14,987
                                        -----------------
11/30/2001    90.80%   76.76%   54.71%  $19,080   $17,676   $15,471
12/21/2001    89.70%   75.63%   54.81%  $18,970   $17,563   $15,481
 1/31/2002    92.12%   77.06%   56.25%  $19,212   $17,706   $15,625
 2/28/2002    95.98%   78.77%   55.15%  $19,598   $17,877   $15,515
 3/31/2002    91.87%   75.81%   58.70%  $19,187   $17,581   $15,870
 4/30/2002    97.74%   79.22%   61.22%  $19,774   $17,922   $16,122
 5/31/2002   100.10%   80.74%   60.65%  $20,010   $18,074   $16,065
  6/1/2002   104.57%   82.31%   55.05%  $20,457   $18,231   $15,505
  7/1/2002   110.14%   84.52%   50.61%  $21,014   $18,452   $15,061
  8/1/2002   116.13%   87.64%   52.56%  $21,613   $18,764   $15,256
  9/1/2002   122.30%   90.68%   50.68%  $22,230   $19,068   $15,068
 10/1/2002   121.24%   89.80%   49.76%  $22,124   $18,980   $14,976
                                        -----------------
11/30/2002   118.27%   89.74%   57.68%  $21,827   $18,974   $15,768
12/31/2002   123.02%   93.67%   59.60%  $22,302   $19,367   $15,960
 1/31/2003   123.02%   93.84%   63.95%  $22,302   $19,384   $16,395
 2/28/2003   127.73%   96.52%   66.37%  $22,773   $19,652   $16,637
 3/31/2003   127.91%   96.36%   70.62%  $22,791   $19,636   $17,062
 4/30/2003   129.62%   97.99%   79.33%  $22,962   $19,799   $17,933
                                        -----------------
 5/31/2003   137.70%  101.67%   81.93%  $23,770   $20,167   $18,193
 6/30/2003   137.39%  101.27%   87.24%  $23,739   $20,127   $18,724
 7/31/2003   127.11%   94.51%   85.73%  $22,711   $19,451   $18,573
 8/31/2003   127.63%   95.79%   87.81%  $22,763   $19,579   $18,781
 9/30/2003   135.89%  100.98%   92.94%  $23,589   $20,098   $19,294
10/31/2003   134.99%   99.11%   96.87%  $23,499   $19,911   $19,687
                                        -----------------
11/30/2003   136.22%   99.59%   99.57%  $23,622   $19,959   $19,957
12/31/2003   140.31%  101.62%  104.18%  $24,031   $20,162   $20,418
 1/31/2004   144.25%  103.24%  108.15%  $24,425   $20,324   $20,815
 2/29/2004   147.97%  105.43%  108.25%  $24,797   $20,543   $20,825
 3/31/2004   151.62%  106.97%  109.64%  $25,162   $20,697   $20,964
 4/30/2004   144.45%  101.59%  109.35%  $24,445   $20,159   $20,935
                                        -----------------
 5/31/2004   143.95%  100.79%  106.04%  $24,395   $20,079   $20,604
                                        -----------------
 6/30/2004   146.85%  101.93%  109.24%  $24,685   $20,193   $20,924
                                        -----------------
 7/31/2004   149.91%  103.93%  111.92%  $24,991   $20,393   $21,192
                                        -----------------
 8/31/2004   157.91%  107.82%  115.37%  $25,791   $20,782   $21,537
                                        -----------------
 9/30/2004   164.26%  108.38%  118.64%  $26,426   $20,838   $21,864
                                        -----------------
10/31/2004   169.97%  110.14%  122.40%  $26,997   $21,014   $22,240
                                        -----------------

The Lehman Brothers Aggregate Bond Index represents securities that are U.S. domestic, taxable and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The Index covers issues that must be U.S. dollar denominated straight corporate debt rated BB+ or lower.

Unlike the returns of the Fund, the total returns of the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                        One Year Ended     Five Years Ended         Inception to
                                       October 31, 2004   October 31, 2004 (a)   October 31, 2004 (b)
                                       ----------------   --------------------   --------------------
Clarion CMBS Value Fund, Inc.               14.88%               12.21%                 10.63%
Lehman Brothers Aggregate Bond Index         5.54%                7.58%                  6.70%
CSFB High Yield Index                       12.97%                8.12%                  8.47%

(a)  Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Fund Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------
                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the         During the
                                              05/01/04     10/31/04   Six-Month Period   Six-Month Period*
----------------------------------------------------------------------------------------------------------
Clarion CMBS Value Fund, Inc.
   Actual                                     $1,000.00   $1,104.50        0.75%               $3.97
   Hypothetical (5% return before expenses)   $1,000.00   $1,021.36        0.75%               $3.82
----------------------------------------------------------------------------------------------------------

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2688 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2688 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion CMBS Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Clarion CMBS Value Fund, Inc. (the "Fund") as of October 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the three years in the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion CMBS Value Fund, Inc. at October 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

New York, New York
December 22, 2004

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

------------------------------------------------------------------------------------------
Assets
   Investment in Clarion Value Fund Master, LLC ("Master Fund"), at Value     $303,753,350
------------------------------------------------------------------------------------------
      Total Assets                                                             303,753,350
------------------------------------------------------------------------------------------
Liabilities
   Accrued Advisory Fee - Note C                                                   608,894
   Other Accrued Expenses                                                           51,591
------------------------------------------------------------------------------------------
      Total Liabilities                                                            660,485
------------------------------------------------------------------------------------------
Net Assets                                                                    $303,092,865
==========================================================================================
Net Assets Consist of:
   Paid in Capital                                                            $268,872,324
   Undistributed Net Investment Income                                          16,510,925
   Accumulated Net Realized Gain                                                 9,045,918
   Unrealized Appreciation                                                       8,663,698
------------------------------------------------------------------------------------------
Net Assets                                                                    $303,092,865
==========================================================================================
Net Assets                                                                    $303,092,865
Common Stock
   Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)     30,941,079
   Net Asset Value Per Share                                                  $       9.80
==========================================================================================

     See Notes to Financial Statements and Attached Financial Statements of
                         Clarion Value Fund Master, LLC.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

-----------------------------------------------------------------------------------------------------
Investment Income
   Interest Income Allocated from the Master Fund                                        $30,827,203
   Expenses Allocated from the Master Fund                                                  (328,196)
-----------------------------------------------------------------------------------------------------
      Total Investment Income                                                             30,499,007
-----------------------------------------------------------------------------------------------------
Expenses
   Advisory Fees - Note C                                                                  2,204,133
   Audit Fees                                                                                 39,500
   Transfer Agent Fees - Note E                                                               17,323
   Directors' Fees                                                                            11,598
   Administrative Fees - Note D                                                               10,000
   Other Fees                                                                                  5,494
-----------------------------------------------------------------------------------------------------
      Total Expenses                                                                       2,288,048
-----------------------------------------------------------------------------------------------------
Net Investment Income                                                                     28,210,959
-----------------------------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments Allocated From the Master Fund
   Net Realized Gain on Investments Allocated from the Master Fund                        10,170,917
   Net Change in Unrealized Appreciation on Investments Allocated from the Master Fund    10,814,376
-----------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                   20,985,293
-----------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                     $49,196,252
=====================================================================================================

     See Notes to Financial Statements and Attached Financial Statements of
                         Clarion Value Fund Master, LLC.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Year               Year
                                                                         Ended              Ended
                                                                   October 31, 2004   October 31, 2003
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
   Net Investment Income                                            $  28,210,959       $ 27,606,227
   Net Realized Gain                                                   10,170,917          4,825,157
   Net Change in Unrealized Appreciation (Depreciation)                10,814,376        (12,540,204)
------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations             49,196,252         19,891,180
------------------------------------------------------------------------------------------------------
Distributions from:
   Net Investment Income                                              (22,982,179)       (22,728,553)
   Capital Gains                                                       (6,317,043)          (206,900)
------------------------------------------------------------------------------------------------------
      Total Distributions                                             (29,299,222)       (22,935,453)
------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued                                                              73,331,052          3,988,970
   - In Lieu of Cash Distributions                                     14,913,312         11,254,857
   Redeemed                                                          (124,774,128)       (30,578,970)
------------------------------------------------------------------------------------------------------
      Net Decrease from Capital Share Transactions                    (36,529,764)       (15,335,143)
------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                       (16,632,734)       (18,379,416)
Net Assets:
   Beginning of Year                                                  319,725,599        338,105,015
------------------------------------------------------------------------------------------------------
   End of Year (including undistributed net investment income of
      $16,510,925 in 2004 and $13,512,915 in 2003, respectively)    $ 303,092,865       $319,725,599
======================================================================================================
Shares Issued and Redeemed:
   Shares Issued                                                        7,857,838            424,011
   - In Lieu of Cash Distributions                                      1,599,941          1,205,018
   Shares Redeemed                                                    (12,954,004)        (3,292,551)
------------------------------------------------------------------------------------------------------
      Net Decrease in Capital Share Transactions                       (3,496,225)        (1,663,522)
======================================================================================================

     See Notes to Financial Statements and Attached Financial Statements of
                         Clarion Value Fund Master, LLC.

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2004

------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations               $  49,196,252
   Adjustments to Reconcile Net Increase in Net Assets Resulting
      from Operations to Net Cash Provided by Operating Activities:
         Net Investment Income Allocated from the Master Fund           (30,499,007)
         Contributions to the Master Fund                               (77,453,334)
         Withdrawals from the Master Fund                               141,306,580
         Amortization of Premium And Accretion of Discount                4,161,833
         Increase in Accrued Advisory Fee                                    65,527
         Increase in Accrued Expenses                                        36,428
         Net Change in Unrealized Appreciation                          (10,814,376)
         Net Realized Gain on Investments                               (10,170,917)
------------------------------------------------------------------------------------
            Net Cash Provided by Operating Activities                    65,828,986
------------------------------------------------------------------------------------
Cash Flows from Financing Activities:*
   Cash Subscriptions Received                                           73,331,052
   Cash Redemptions Paid                                               (124,774,128)
   Capital Gain Distributions Paid                                       (6,317,043)
   Net Investment Income Distributions Paid                              (8,068,867)
------------------------------------------------------------------------------------
            Net Cash Used in Financing Activities                       (65,828,986)
------------------------------------------------------------------------------------
Net Change in Cash                                                               --
Cash at Beginning of Year                                                        --
------------------------------------------------------------------------------------
Cash at End of Year                                                   $          --
====================================================================================

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $14,913,312.

     See Notes to Financial Statements and Attached Financial Statements of
                         Clarion Value Fund Master, LLC.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                         Year             Year             Year             Year          Year
                                                        Ended            Ended            Ended            Ended         Ended
                                                     October 31,      October 31,      October 31,      October 31,   October 31,
                                                         2004             2003         2002 (1)(2)          2001          2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                     $   9.28         $   9.37         $   8.83        $   8.55      $   8.14
---------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income (6)                               0.76             0.77             0.95            0.70          0.69
   Net Realized and Unrealized Gain (Loss)                 0.55            (0.21)            0.25            0.27          0.41
---------------------------------------------------------------------------------------------------------------------------------
      Total Income from Investment Operations              1.31             0.56             1.20            0.97          1.10
---------------------------------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                  (0.61)           (0.64)           (0.66)          (0.69)        (0.69)
   Capital Gains                                          (0.18)           (0.01)              --              --            --
---------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                 (0.79)           (0.65)           (0.66)          (0.69)        (0.69)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $   9.80         $   9.28         $   9.37        $   8.83      $   8.55
---------------------------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (3)                                    14.88%            6.21%           14.30%          11.82%        14.08%
---------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
   Net Assets, End of Year (Thousands)                 $303,093         $319,726         $338,105        $107,251      $103,755
   Ratio of Net Expenses to Average Net Assets             0.75% (4)        0.76% (4)        0.80% (4)       0.79%         0.80%
   Ratio of Net Investment Income to Average
      Net Assets                                           8.06%            8.34%            8.69%           8.03%         8.34%
   Ratio of Voluntary Waived Fees and Expenses
      Assumed by the Adviser to Average Net Assets         0.00%            0.00%            0.03%           0.00%         0.00%
   Portfolio Turnover Rate (5)                               --               --               45%             63%           45%
---------------------------------------------------------------------------------------------------------------------------------

(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. Total return would have been lower had certain fees not been waived during certain periods.
(4)  Includes the Fund's share of expenses allocated from the Master Fund.
(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(6)  Calculated based upon average shares outstanding throughout the year.

     See Notes to Financial Statements and Attached Financial Statements of
                         Clarion Value Fund Master, LLC.

                          CLARION CMBS VALUE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

A. Organization: The Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2004 the Fund's proportionate interest in the net assets of the Master Fund was 89.4%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

          2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

          3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

      See Attached Financial Statements of Clarion Value Fund Master, LLC.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

                                OCTOBER 31, 2004

B. Summary of Significant Accounting Policies (continued):

          4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

               The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

          5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2004, there were no waivers by the Adviser pursuant to this provision. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Income Taxes: At October 31, 2004, the components of net assets on a tax basis were as follows:

Undistributed ordinary income          $10,921,256
                                       ===========
Undistributed long-term capital gain   $ 7,817,546
                                       ===========
Net unrealized appreciation            $15,481,739
                                       ===========

The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2004 and October 31, 2003, were as follows:

                             2004          2003
                         -----------   -----------
Ordinary income          $24,806,753   $22,935,453

Long-term capital gain     4,492,469            --
                         -----------   -----------
                         $29,299,222   $22,935,453
                         ===========   ===========

      See Attached Financial Statements of Clarion Value Fund Master, LLC.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

                                OCTOBER 31, 2004

F. Income Taxes (continued):

During the period ended October 31, 2004, as a result of permanent book to tax differences primarily due to the treatment of gains and losses on paydown securities, amortization and accretion of premiums and discounts and allocated net investment income and realized capital gains from the Master Fund, the Fund decreased undistributed net investment income by $2,230,770, increased accumulated net realized gain by $366,887 and increased paid in capital by $1,863,883. Net assets were not affected by this reclassification.

G. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

H. Subsequent Events: On November 19, 2004, the Board of Directors approved a resolution to change the name of the Fund to Clarion Value Fund, Inc. The name change will be effective on January 1, 2005.

      See Attached Financial Statements of Clarion Value Fund Master, LLC.

                          CLARION CMBS VALUE FUND, INC.
                             DIRECTORS AND OFFICERS
                                   (unaudited)

The directors and executive officers of Clarion CMBS Value Fund, Inc. and their principal occupations during the past five years are:

                             Independent Directors*

----------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                      Position(s)    Term of Office                               Fund Complex
   Name, Address       Held with      and Length of    Principal Occupation(s)    Overseen by     Other Directorships
      and Age            Fund         Time Served        During Past 5 Years        Director        Held by Director
----------------------------------------------------------------------------------------------------------------------
Stephen C. Asheroff   Director      Until death,       Retired in 1996 as Head         2         Clarion Value Fund
(age 58)                            resignation or     of Specialized Lending                    Master, LLC
                                    removal, since     at NatWest Bancorp
                                    December 1999
----------------------------------------------------------------------------------------------------------------------
Steven N. Fayne       Director      Until death,       Managing Director,              4         Clarion Value Fund
(age 53)                            resignation or     GMAC Commercial                           Master, LLC; Clarion
                                    removal. Elected   Mortgage; formerly,                       Total Return Fund;
                                    by shareholders    Managing Director,                        ING Clarion Investors
                                    June 2002.         ARCS Affordable                           LLC
                                                       Housing
----------------------------------------------------------------------------------------------------------------------
I. Trevor Rozowsky    Director      Until death,       CFO/CCO Lydian                  4         Clarion Value Fund
(age 43)                            resignation or     Trust Company; CEO,                       Master, LLC; Clarion
                                    removal. Elected   Lydian Mortgage                           Total Return Fund;
                                    by shareholders    Company                                   ING Clarion Investors
                                    June 2002.                                                   LLC
----------------------------------------------------------------------------------------------------------------------

*    Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                              Interested Directors*

-----------------------------------------------------------------------------------------------------------------------
                                                                 Principal          Number of
                         Position(s)    Term of Office and     Occupation(s)    Portfolios in Fund         Other
   Name, Address          Held with       Length of Time       During Past 5     Complex Overseen    Directorships Held
      and Age               Fund               Served              Years            by Director         by Director
-----------------------------------------------------------------------------------------------------------------------
Frank L. Sullivan, Jr.   Chairman of   Until death,          Managing                   2            Clarion Value
(age 59)                  the Board    resignation or        Director, ING                           Fund Master, LLC
                                       removal, since July   Clarion Partners
                                       1997
-----------------------------------------------------------------------------------------------------------------------
Daniel Heflin            President,    Until death,          President and              3            Clarion Value
(age 41)                 CEO and       resignation or        CEO, ING                                Fund Master,
                         Director      removal, since July   Clarion Capital                         LLC; Clarion Total
                                       1997                                                          Return Fund; ING
                                                                                                     Clarion Capital
-----------------------------------------------------------------------------------------------------------------------

*    "Interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                          CLARION CMBS VALUE FUND, INC.
                       DIRECTORS AND OFFICERS (continued)
                                   (unaudited)

                                    Officers

----------------------------------------------------------------------------------------------
                        Position(s)    Term of Office
   Name, Address         Held with      and Length of    Principal Occupation(s) During Past 5
      and Age              Fund         Time Served                       Years
----------------------------------------------------------------------------------------------
Daniel Heflin         President,       Until death,     President and CEO, ING Clarion Capital
(age 41)              CEO and          resignation or
                      Director         removal; since
                                       July 1997
----------------------------------------------------------------------------------------------
Stephen Baines        Vice President   Until death,     Chief Investment Officer, ING Clarion
(age 43)                               resignation or   Capital; formerly, Founding Partner:
                                       removal; since   James Howard, LP
                                       November 2003
----------------------------------------------------------------------------------------------
David N. Drinkwater   Vice             Until death,     Chief Operating Officer, ING Clarion
(age 39)              President,       resignation or   Capital; formerly, Founding Partner,
                      Secretary        removal; since   D70 Consulting Group LLC; Partner,
                                       November 2003    Arthur Andersen LLP
----------------------------------------------------------------------------------------------
Joanne M. Vitale      Vice President   Until death,     Director, ING Clarion Partners;
(age 48)                               resignation or   formerly, Senior Vice President, ING
                                       removal; since   Clarion Partners; Vice President ING
                                       July 1997        Clarion Partners
----------------------------------------------------------------------------------------------
Yuriy Zubatyy         Chief            Until death,     Chief Compliance Officer and
(age 26)              Compliance       resignation or   Controller, ING Clarion Capital;
                      Officer          removal; since   formerly, Senior Associate, Deloitte
                                       September 2004   & Touche LLP
----------------------------------------------------------------------------------------------

Additional information about the Directors is available in the Fund's Statement of Additional Information dated October 31, 2004, which is available from the Fund at no charge by calling Patrick McGinness at (212) 883-2500.

Fund Expenses (unaudited)

As an investor of the Fund, you incur ongoing costs, including other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning     Ending       Annualized
                                               Account     Account      Expense Ratio      Expenses Paid
                                                Value       Value       Based on the         During the
                                               05/01/04    10/31/04   Six-Month Period   Six-Month Period*
                                              ---------   ---------   ----------------   -----------------
Clarion Value Fund Master, LLC
   Actual                                     $1,000.00   $1,107.98         0.09%              $0.49
   Hypothetical (5% return before expenses)   $1,000.00   $1,024.70         0.09%              $0.48

*Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 10/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (212) 883-2688 or on the Securities & Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (212) 883-2688 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities & Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Clarion Value Fund Master, LLC

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Value Fund Master, LLC (the "Fund") as of October 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two year in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund Master, LLC at October 31, 2004, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                               Ernst & Young LLP

New York, New York
December 22, 2004

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2004

                                                                                         Principal
                                                                                          Amount           Value (a)
---------------------------------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (85.34%)
---------------------------------------------------------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.                  6.000% due 07/15/12 (b)     $ 19,196,000      $ 17,795,005
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.056% due 01/12/13 (b)       16,726,000        14,425,753
Wachovia Bank Commercial Mortgage Trust                    4.932% due 04/15/13 (b)       16,983,000        14,372,701
LB UBS Commercial Mortgage Trust                           5.224% due 08/15/13 (b)       14,287,000        12,219,712
Mortgage Capital Funding, Inc.                             7.214% due 11/20/07 (b)       12,000,000        12,177,187
Bank of America First Union National Bank Commercial
   Mortgage, Inc.                                          6.250% due 10/11/11 (b)       12,300,000        11,568,727
Commercial Mortgage Acceptance Corp.                       5.440% due 05/15/13 (b)       12,050,000        10,720,734
Commercial Mortgage Pass-Through Certificates              7.232% due 10/15/08            8,000,000         8,937,680
Wachovia Bank Commercial Mortgage Trust                    5.031% due 11/15/13 (b)        9,596,000         8,212,568
Wachovia Bank Commercial Mortgage Trust                    4.260% due 04/15/09            8,000,000         8,129,280
Morgan Stanley Capital I                                   7.562% due 02/15/08            7,275,000         8,079,906
Mortgage Capital Funding, Inc.                             6.000% due 02/18/08 (b)        8,488,000         8,043,738
Mortgage Capital Funding, Inc.                             5.750% due 12/21/26            8,000,000         7,891,875
GS Mortgage Securities Corp. II                            6.624% due 05/03/11 (b)        7,000,000         7,878,150
DLJ Commercial Mortgage Corp.                              5.750% due 02/10/09 (b)        8,200,000         7,800,890
Chase Commercial Mortgage Securities Corp.                 6.600% due 08/19/12 (b)        7,800,000         7,545,586
Chase Commercial Mortgage Securities Corp.                 6.390% due 07/18/13 (b)        7,000,000         6,721,641
CS First Boston Mortgage Securities Corp.                  5.226% due 11/15/14 (b)        7,767,000         6,383,503
LB UBS Commercial Mortgage Trust                           7.585% due 02/15/10 (b)        6,091,000         6,302,043
CS First Boston Mortgage Securities Corp.                  6.080% due 11/15/11 (b)        6,025,000         5,653,841
Chase Commercial Mortgage Securities Corp.                 6.390% due 11/18/08            5,022,043         5,400,303
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.015% due 10/15/15 (b)        6,513,000         5,336,081
Merrill Lynch Mortgage Investors, Inc.                     6.250% due 10/10/16 (b)        6,000,000         4,927,735
Wachovia Bank Commercial Mortgage Trust                    0.156% due 01/15/21 (b)      148,791,914 (d)     4,731,122
J.P. Morgan Chase Commercial Mortgage Securities Corp.     6.150% due 01/15/12 (b)        4,954,500         4,714,516
Wachovia Bank Commercial Mortgage Trust                    5.358% due 10/15/13 (b)        5,189,000         4,543,415
J.P. Morgan Chase Commercial Mortgage Securities Corp.     0.377% due 01/12/23 (b)      117,756,270 (d)     4,498,655
CS First Boston Mortgage Securities Corp.                  6.380% due 12/18/10            4,000,000         4,444,440
LB UBS Commercial Mortgage Trust                           3.850% due 01/15/13            4,136,000         4,031,984
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.626% due 12/12/11 (b)        4,469,750         3,951,014
Wachovia Bank Commercial Mortgage Trust                    0.239% due 10/15/22 (b)       90,684,859 (d)     3,882,446
Commercial Mortgage Acceptance Corp.                       7.243% due 06/15/10            3,369,000         3,809,800
DLJ Commercial Mortgage Corp.                              6.410% due 11/15/17 (b)       12,500,000         3,508,301
Mortgage Capital Funding, Inc.                             7.060% due 02/18/08 (b)        3,250,000         3,320,967
Merrill Lynch Mortgage Trust                               5.421% due 05/12/14 (b)        3,675,000         3,159,351
Bear Stearns Commercial Mortgage Securities, Inc.          6.000% due 09/11/12 (b)        3,099,999         2,897,167
CS First Boston Mortgage Securities Corp.                  4.783% due 08/15/14 (b)        3,198,000         2,622,860
CS First Boston Mortgage Securities Corp.                  6.000% due 07/15/17 (b)(c)    15,675,612         2,617,092
Wachovia Bank Commercial Mortgage Trust                    5.382% due 06/15/15 (b)        2,827,000         2,372,802
Chase Commercial Mortgage Securities Corp.                 7.480% due 02/14/11 (b)        2,000,000         2,101,953
DLJ Commercial Mortgage Corp.                              7.600% due 01/15/13 (b)        2,100,000         2,101,312
Bear Stearns Commercial Mortgage Securities, Inc.          5.817% due 05/14/09 (b)        2,000,000         2,065,780
CS First Boston Mortgage Securities Corp.                  6.294% due 03/15/12 (b)        2,350,000         2,002,641
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.056% due 12/12/22 (b)(c)    16,770,351         1,803,468
CS First Boston Mortgage Securities Corp.                  4.231% due 05/15/13 (b)        2,000,000         1,623,594
CS First Boston Mortgage Securities Corp.                  6.000% due 07/15/12 (b)(c)     4,478,000         1,462,697
First Union National Bank Commercial Mortgage Corp.        6.155% due 08/15/11 (b)        1,480,000         1,401,375
J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.056% due 01/12/13 (b)(c)     4,658,000         1,320,798
Chase Commercial Mortgage Securities Corp.                 7.370% due 10/19/11 (b)        1,250,000         1,282,129
GE Capital Commercial Mortgage Corp.                       0.167% due 11/10/14 (b)       40,282,023 (d)     1,125,065
CS First Boston Mortgage Securities Corp.                  0.263% due 03/15/23 (b)       26,271,252 (d)     1,065,218
GE Capital Commercial Mortgage Corp.                       0.051% due 07/10/19 (b)      107,724,589 (d)     1,047,794
CBM Funding Corp.                                          8.645% due 02/01/08              960,000         1,042,896
CS First Boston Mortgage Securities Corp.                  4.120% due 11/15/06 (b)        1,000,000           999,997
CS First Boston Mortgage Securities Corp. & DLJ Mortgage
   Acceptance Corp.                                        8.370% due 01/25/05 (b)(c)     2,131,635           919,934
J.P. Morgan Chase Commercial Mortgage Securities Corp.     0.302% due 06/12/24 (b)       62,311,411 (d)       803,231
---------------------------------------------------------------------------------------------------------------------
   Total Commercial Mortgage-Backed Securities
   (Cost $281,890,235)                                                                                    289,800,453
---------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2004

                                                                                       Principal
                                                                                        Amount       Value (a)
---------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (7.69%)
---------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                            7.875% due 04/15/15        $2,990,000   $  3,289,000
K. Hovnanian Enterprises                                   8.875% due 04/01/12         2,485,000      2,758,350
iStar Financial, Inc.                                      6.500% due 12/15/13         2,500,000      2,623,250
William Carter, Series B                                   10.875% due 08/15/11        1,928,000      2,159,360
La Quinta Inns                                             7.270% due 02/26/07, MTN    1,950,000      2,040,324
Vicar Operating, Inc.                                      9.875% due 12/01/09         1,500,000      1,661,250
Standard Pacific Corp.                                     6.500% due 10/01/08         1,523,000      1,591,535
Forest City Enterprises                                    7.625% due 06/01/15         1,500,000      1,590,000
Meritage Corp.                                             9.750% due 06/01/11         1,380,000      1,530,075
Food Lion, Inc.                                            8.050% due 04/15/27         1,000,000      1,092,090
Jo-Ann Stores, Inc.                                        7.500% due 03/01/12           650,000        666,250
Meditrust                                                  7.000% due 08/15/07           625,000        656,250
K. Hovnanian Enterprises                                   7.750% due 05/15/13           600,000        645,000
Standard Pacific Corp.                                     5.125% due 04/01/09           610,000        600,850
Petco Animal Supplies                                      10.750% due 11/01/11          500,000        580,000
Standard Pacific Corp.                                     7.750% due 03/15/13           500,000        540,000
Petro Stopping Centers LP                                  9.000% due 02/15/12           500,000        535,000
La Quinta Inns                                             7.330% due 04/01/08, MTN      500,000        528,125
Meditrust                                                  7.300% due 01/16/06, MTN      500,000        514,300
Stater Brothers Holdings                                   5.380% due 06/15/10           500,000        507,500
---------------------------------------------------------------------------------------------------------------
   Total Corporate Bonds
   (Cost $25,868,332)                                                                                26,108,509
---------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (5.98%)
---------------------------------------------------------------------------------------------------------------
United States Treasury Note                                6.125% due 08/15/07         8,000,000      8,715,000
Government National Mortgage Association                   5.944% due 01/16/47         3,167,558      3,316,037
Government National Mortgage Association                   5.185% due 01/16/45         2,156,764      1,977,146
Government National Mortgage Association                   5.503% due 09/16/44         1,936,864      1,916,361
Government National Mortgage Association                   5.483% due 03/16/46         1,584,410      1,525,924
Government National Mortgage Association                   5.117% due 11/16/45         1,592,211      1,367,560
Government National Mortgage Association                   5.558% due 03/16/44         1,028,113      1,011,847
Government National Mortgage Association                   5.314% due 01/16/44           517,992        485,071
---------------------------------------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
   (Cost $19,758,702)                                                                                20,314,946
---------------------------------------------------------------------------------------------------------------
TOTAL SECURITIES (99.01%)
   (Cost $327,517,269) (e)                                                                          336,223,908
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (0.99%)                                                              3,362,829
---------------------------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                                               $339,586,737
---------------------------------------------------------------------------------------------------------------

     MTN - Medium Term Note.

(a)  See Note B to Financial Statements.

(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2004 was $238,032,289 or 70.1% of net assets. See Note B4.

(c)  Security is deemed illiquid at October 31, 2004 and has been fair valued.

(d)  Represents notional amount of interest-only security.

(e) The cost for federal income tax purposes was $320,294,666. At October 31, 2004 net unrealized appreciation for all securities based on tax cost was $15,929,242. This consisted of aggregate gross unrealized appreciation for all securities of $22,689,487 and aggregate gross unrealized depreciation for all securities of $6,760,245.

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS (Continued)
October 31, 2004

The credit ratings of the Master Fund's investments are summarized below.

Summary of Rating (Unaudited) - October 31, 2004

                                                                        Percentage of Net Assets by Rating
                                                            ----------------------------------------------------------
Issuer                                                       AAA     A-    BBB+ to BBB-   BB+ to BB-   B+ to B-    NR
------                                                      -----   ----   ------------   ----------   --------   ----
Commercial Mortgage-Backed Securities
   Bank of America First Union National Bank Commercial
      Mortgage, Inc.                                                                          3.41                        3.41
   Bear Stearns Commercial Mortgage Securities, Inc.                           0.61           0.85                        1.46
   CBM Funding Corp.                                                           0.31                                       0.31
   Chase Commercial Mortgage Securities Corp.                                  1.59           5.20                        6.79
   CS First Boston Mortgage Securities Corp.                 1.62              0.29          10.63       0.43     0.77   13.74
   CS First Boston Mortgage Securities Corp. & DLJ
      Mortgage Acceptance Corp.                                                                                   0.27    0.27
   Commercial Mortgage Acceptance Corp.                             1.12                      3.16                        4.28
   Commercial Mortgage Pass-Through Certificates                               2.63                                       2.63
   DLJ Commercial Mortgage Corp.                                                              2.92       1.03             3.95
   First Union National Bank Commercial Mortgage Corp.                                        0.41                        0.41
   GE Capital Commercial Mortgage Corp.                      0.64                                                         0.64
   GS Mortgage Securities Corp. II                           2.32                                                         2.32
   J.P. Morgan Chase Commercial Mortgage Securities Corp.    1.56                             8.37       0.39     0.53   10.85
   LB UBS Commercial Mortgage Trust                          1.19                             5.45                        6.64
   Merrill Lynch Mortgage Investors, Inc.                                                     1.45                        1.45
   Merrill Lynch Mortgage Trust                                                               0.93                        0.93
   Morgan Stanley Capital I                                                    2.38                                       2.38
   Mortgage Capital Funding, Inc.                                                             9.26                        9.26
   Wachovia Bank Commercial Mortgage Trust                   4.93                             8.69                       13.62
                                                            -----   ----       ----          -----       ----     ----   -----
                                                            12.26   1.12       7.81          60.73       1.85     1.57   85.34
                                                            -----   ----       ----          -----       ----     ----   -----
Corporate Bonds                                                                0.77           4.12       2.80             7.69
U.S. Gov't Agency & Obligations                              5.98                                                         5.98
                                                            -----   ----       ----          -----       ----     ----   -----
                                                            18.24   1.12       8.58          64.85       4.65     1.57   99.01
                                                            =====   ====       ====          =====       ====     ====   =====

NR - Not rated.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2004

--------------------------------------------------------------------------------
Assets
   Investments, at Value (Cost $327,517,269)                        $336,223,908
   Receivable for Securities Sold                                      3,558,251
   Interest Receivable                                                 2,287,706
   Other Assets                                                           12,545
--------------------------------------------------------------------------------
      Total Assets                                                   342,082,410
--------------------------------------------------------------------------------
Liabilities
   Due to Custodian                                                      183,227
   Payable for Securities Purchased                                    2,153,787
   Accrued Expenses                                                      158,659
--------------------------------------------------------------------------------
      Total Liabilities                                                2,495,673
--------------------------------------------------------------------------------
Net Assets                                                          $339,586,737
================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2004

--------------------------------------------------------------------------------
Investment Income
   Interest                                                          $33,454,073
--------------------------------------------------------------------------------
Expenses
   Administrative Fees - Note D                                          163,285
   Audit Fees                                                             69,500
   Insurance Fees                                                         51,014
   Legal Fees                                                             36,981
   Custodian Fees - Note D                                                12,769
   Directors' Fees                                                         9,750
   Other                                                                  12,678
--------------------------------------------------------------------------------
      Total Expenses                                                     355,977
--------------------------------------------------------------------------------
Net Investment Income                                                 33,098,096
--------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:
   Net Realized Gain on Investments                                   11,002,601
   Net Change in Unrealized Appreciation on Investments               11,698,262
--------------------------------------------------------------------------------
Net Gain on Investments                                               22,700,863
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                 $55,798,959
================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Year Ended         Year Ended
                                                                         October 31, 2004   October 31, 2003
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting from Operations:
   Net Investment Income                                                  $  33,098,096       $ 31,632,755
   Net Realized Gain on Investments                                          11,002,601          5,131,687
   Net Change in Unrealized Appreciation (Depreciation) on Investments       11,698,262        (13,322,433)
------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations                   55,798,959         23,442,009
------------------------------------------------------------------------------------------------------------
Contributions/Withdrawals:
   Contributions                                                             91,092,968         17,017,581
   Withdrawals                                                             (148,543,279)       (59,202,154)
------------------------------------------------------------------------------------------------------------
      Net Withdrawals                                                       (57,450,311)       (42,184,573)
------------------------------------------------------------------------------------------------------------
   Total Decrease in Net Assets                                              (1,651,352)       (18,742,564)
------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year                                                        341,238,089        359,980,653
------------------------------------------------------------------------------------------------------------
   End of Year                                                            $ 339,586,737       $341,238,089
============================================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2004

-------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                 $  55,798,959
   Adjustments to Reconcile Net Increase in Net Assets Resulting from
      Operations to Net Cash Provided by Operating Activities:
         Cost of Securities Purchased                                    (319,586,986)
         Proceeds from Sale of Securities                                 347,262,477
         Net Amortization of Premium and Accretion of Discount             (4,503,696)
         Increase in Receivable for Securities Sold                          (599,553)
         Decrease in Interest Receivable                                      108,377
         Decrease in Other Assets                                               1,111
         Increase in Payable for Securities Purchased                       2,153,787
         Increase in Accrued Expenses                                          48,834
         Net Paydown Gain on Securities                                    (1,195,153)
         Net Change in Unrealized Appreciation on Investments             (11,698,262)
         Net Realized Gain on Investments                                 (11,002,601)
-------------------------------------------------------------------------------------
            Net Cash Provided by Operating Activities                      56,787,294
-------------------------------------------------------------------------------------
Cash Flows from Financing Activities:
   Contributions                                                           91,092,968
   Withdrawals                                                           (148,543,279)
   Net Increase in Due to Custodian                                           183,227
-------------------------------------------------------------------------------------
            Net Cash Used in Financing Activities                         (57,267,084)
-------------------------------------------------------------------------------------
Net Decrease in Cash                                                         (479,790)
Cash at Beginning of Year                                                     479,790
-------------------------------------------------------------------------------------
Cash at End of Year                                                     $          --
=====================================================================================

                       See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                      Year Ended         Year Ended          Period Ended
                                                   October 31, 2004   October 31, 2003   October 31, 2002 (1)
-------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (2)                                    15.67%              6.65%              5.32% (3)
-------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)               $339,587           $341,238           $359,981
   Ratio of Expenses to Average Net Assets                 0.09%              0.11%              0.25% (4)
   Ratio of Net Investment Income to Average Net           8.71%              8.97%              7.69% (4)
   Assets
   Portfolio Turnover Rate                                   87%                57%                25% (3)
-------------------------------------------------------------------------------------------------------------

(1)  Commencement of investment operations was August 1, 2002.
(2) Total investment return is based on net increase in net assets reflects the effects of changes resulting from operations and in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3)  Not annualized.
(4)  Annualized.

                       See Notes to Financial Statements.

                         CLARION VALUE FUND MASTER, LLC
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion CMBS Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

          2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          4. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                         CLARION VALUE FUND MASTER, LLC
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                OCTOBER 31, 2004

B. Summary of Significant Accounting Policies (continued):

          5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incurred in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the year ended October 31, 2004 the Master Fund made purchases of $201,370,127 and sales of $234,344,084 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $118,142,951 and sales of $112,918,393 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At October 31, 2004, Clarion CMBS Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 89.4% and 10.6% of the net assets of the Master Fund, respectively.

                         CLARION VALUE FUND MASTER, LLC
                             DIRECTORS AND OFFICERS
                                   (unaudited)

The directors and executive officers of Clarion Value Fund Master, LLC, and their principal occupations during the past five years are:

                                                Independent Directors*
----------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                      Position(s)    Term of Office                               Fund Complex
   Name, Address       Held with      and Length of    Principal Occupation(s)    Overseen by     Other Directorships
      and Age             Fund        Time Served        During Past 5 Years        Director        Held by Director
----------------------------------------------------------------------------------------------------------------------
Stephen C. Asheroff   Director      Until death,       Retired in 1996 as Head         2         Clarion CMBS Value
(age 58)                            resignation or     of Specialized Lending                    Fund, Inc.
                                    removal, since     at NatWest Bancorp
                                    June 2002
----------------------------------------------------------------------------------------------------------------------
Steven N. Fayne       Director      Until death,       Managing Director,              4         Clarion CMBS Value
(age 53)                            resignation or     GMAC Commercial                           Fund, Inc.; Clarion
                                    removal. Elected   Mortgage; formerly,                       Total Return Fund;
                                    by shareholders    Managing Director,                        ING Clarion Investors
                                    June 2002.         ARCS Affordable Housing                   LLC
----------------------------------------------------------------------------------------------------------------------
I. Trevor Rozowsky    Director      Until death,       CFO/CCO Lydian                  4         Clarion CMBS Value
(age 43)                            resignation or     Trust Company; CEO,                       Fund, Inc.; Clarion
                                    removal. Elected   Lydian Mortgage                           Total Return Fund;
                                    by shareholders    Company                                   ING Clarion Investors
                                    June 2002.                                                   LLC
----------------------------------------------------------------------------------------------------------------------

*    Not "interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                                                Interested Directors*
-----------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                         Position(s)   Term of Office                                Fund Complex
   Name, Address          Held with     and Length of     Principal Occupation(s)    Overseen by    Other Directorships
      and Age                Fund       Time Served         During Past 5 Years        Director       Held by Director
-----------------------------------------------------------------------------------------------------------------------
Frank L. Sullivan, Jr.   Chairman of   Until death,       Managing                        2         Clarion CMBS Value
(age 59)                 the Board     resignation or     Director, ING                             Fund, Inc.
                                       removal, since     Clarion Partners
                                       June 2002
-----------------------------------------------------------------------------------------------------------------------
Daniel Heflin            President,    Until death,       President and                   3         Clarion CMBS Value
(age 41)                 CEO and       resignation or     CEO, ING                                  Fund, Inc.; Clarion
                         Director      removal, since     Clarion Capital                           Total Return Fund;
                                       June 2002                                                    ING Clarion Capital
-----------------------------------------------------------------------------------------------------------------------

*    "Interested persons" within the meaning of Section 2(a)(19) of the 1940
     Act.

                         CLARION VALUE FUND MASTER, LLC
                       DIRECTORS AND OFFICERS (continued)
                                   (unaudited)

                                    Officers

------------------------------------------------------------------------------------------------
                      Position(s)      Term of Office
   Name, Address       Held with        and Length of              Principal Occupation(s)
      and Age             Fund          Time Served                  During Past 5 Years
------------------------------------------------------------------------------------------------
Daniel Heflin         President,       Until death,       President and CEO, ING Clarion Capital
(age 41)              CEO and          resignation or
                      Director         removal; since
                                       June 2002
------------------------------------------------------------------------------------------------
Stephen Baines        Vice President   Until death,       Chief Investment Officer, ING Clarion
(age 43)                               resignation or     Capital; formerly, Founding Partner:
                                       removal; since     James Howard, LP
                                       November 2003
------------------------------------------------------------------------------------------------
David N. Drinkwater   Vice             Until death,       Chief Operating Officer, ING Clarion
(age 39)              President,       resignation or     Capital; formerly, Founding Partner,
                      Secretary        removal; since     D70 Consulting Group LLC; Partner,
                                       November 2003      Arthur Andersen LLP
------------------------------------------------------------------------------------------------
Joanne M. Vitale      Vice President   Until death,       Director, ING Clarion Partners;
(age 48)                               resignation or     formerly, Senior Vice President, ING
                                       removal; since     Clarion Partners; Vice President ING
                                       June 2002          Clarion Partners
------------------------------------------------------------------------------------------------
Yuriy Zubatyy         Chief            Until death,       Chief Compliance Officer and
(age 26 )             Compliance       resignation or     Controller, ING Clarion Capital;
                      Officer          removal; since     formerly, Senior Associate, Deloitte &
                                       September 2004     Touche LLP
------------------------------------------------------------------------------------------------

Additional information about the Directors is available in the Fund's Statement of Additional Information dated October 31, 2004, which is available from the Fund at no charge by calling Patrick McGinness at (212) 883-2500.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's President and Chief Financial Officer.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors ("Board") has determined that I. Trevor Rozowsky qualifies as an Audit Committee Financial Expert ("ACFE").

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2004: $23,400
2003: $20,000

b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this item are as follows:

2004: $0
2003: $0

c). Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2004: $7,000
2003: $4,200

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2004: $0
2003: $0

(e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the Fund's financial statements for the most recent fiscal year attributable to work performed by persons other than the principal accountant's full-time, permanent employees was zero.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Fund, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Fund for the period from November 1, 2003 to October 31, 2004 were $0.

(h) There were no non-audit services rendered by the principal accountant to the Fund's investment adviser or entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The President and Chief Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion CMBS Value Fund, Inc.


By: /s/ Daniel Heflin
    ----------------------------------------
Name: Daniel Heflin
Title: President and Chief Executive Officer

Date: January 6, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Daniel Heflin
    ----------------------------------------
Name: Daniel Heflin
Title: President and Chief Executive Officer

Date: January 6, 2005


By: /s/ Yuriy Zubatyy
    ----------------------------------------
Name: Yuriy Zubatyy
Title: Chief Financial Officer

Date: January 6, 2005